Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Asset impairment charges	$ 0	$ 0	$ 0